Investments in Investees (Details 10) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of joint ventures [line items]
Current Assets	₪ 2,652	$ 764	₪ 23,590
Non-current assets (mainly investment property)	46,311	13,359	63,297
Current liabilities	3,269	943	13,179
Non-current liabilities	27,577	7,954	39,940
Adjustments to the Group's investments in FCR:
Adjustments of non-controlling interest (including convertible instrements)	8,181	$ 2,360	25,610	₪ 23,483
FCR [Member]
Disclosure of joint ventures [line items]
Current Assets	837		495
Non-current assets (mainly investment property)	26,725		25,463
Current liabilities	(1,583)		(2,079)
Non-current liabilities	(12,995)		(11,810)
Net assets	12,984		12,069
Adjustments to the Group's investments in FCR:
Adjustments of non-controlling interest (including convertible instrements)	(183)		(167)
Net assets	₪ 12,801		₪ 11,902
Group holding in FCR	32.60%	32.60%	36.40%
Group holding in FCR net assets	₪ 4,171		₪ 4,332
Adjustments to FCR's equity	472		24
Investment in FCR	₪ 4,643		₪ 4,356